FAIR VALUE MEASUREMENTS - Unobservable inputs for Extension Note Bifurcated Derivative (Details) - Extension Notes - Digital Health Acquisition Corp.	Dec. 31, 2023	May 05, 2023
Risk free rate
Fair Value Measurements
Measurement input of notes payable		0.0513
CCC bond rates
Fair Value Measurements
Measurement input of notes payable	0.1296	0.1469
Expected term (years)
Fair Value Measurements
Measurement input of notes payable	0.25	0.38
Probability of completing a business combination by March 31, 2024
Fair Value Measurements
Measurement input of notes payable		0.25
Probability of completing a business combination by September 30, 2023
Fair Value Measurements
Measurement input of notes payable		0.75
Probability of completing a business combination by March 31, 2023
Fair Value Measurements
Measurement input of notes payable	1